Additional information-Financial Statement Schedule I - Condensed income statement (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Condensed income statement
Revenue	£ 590,022	£ 581,204	£ 515,345
Exceptional items	(1,917)	4,753	(15,135)
Operating profit/(loss)	44,135	80,815	68,850
Profit on ordinary activities before tax	26,097	56,538	48,833
Tax expense	(63,367)	(17,361)	(12,462)
(Loss)/profit for the year	(37,270)	39,177	36,371
Parent Company
Condensed income statement
Operating expenses	(3,423)	(2,013)	(84)
Operating profit/(loss)	(3,423)	(2,013)	(84)
Income from shares in group undertakings	21,982	23,295	20,084
Profit on ordinary activities before tax	18,559	21,282	20,000
(Loss)/profit for the year	£ 18,559	£ 21,282	£ 20,000